Commitments and Contingencies (Capital Commitments) (Details) (Capital Addition Purchase Commitments [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments contracted but not yet reflected in consolidated financial statements	$ 100
Commitments fulfilled in 2013	16
Commitments fulfilled in 2014	$ 84